Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	Oppenheimer Revenue Weighted ETF Trust
Central Index Key	0001384032
Amendment Flag	false
Document Creation Date	Oct. 21, 2016
Document Effective Date	Oct. 21, 2016
Prospectus Date	Oct. 21, 2016